Annual Total Returns[BarChart] - Invesco Global Real Estate Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.09%)	27.75%	2.37%	14.15%	(1.61%)	1.57%	12.66%	(6.16%)	22.47%	(12.44%)